Related party transactions - Transactions with Related Parties (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 26, 2016	Dec. 31, 2022	Dec. 31, 2021
Synergy Ballard JVCo
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture	90.00%	10.00%	10.00%
Synergy Ballard JVCo | Joint venture
Disclosure of transactions between related parties [line items]
Trade and other receivables		$ 99	$ 99
Investments		0	0
Deferred revenue		0	16
Revenues		$ 54	$ 3,441
Weichai Ballard JV
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture		49.00%	49.00%
Weichai Ballard JV | Associates
Disclosure of transactions between related parties [line items]
Trade and other receivables		$ 13,320	$ 10,794
Investments		24,026	28,982
Deferred revenue		2,095	2,730
Revenues		$ 8,115	$ 35,239